Interest in Joint Operation - Summary of Share of Joint Operation and Includes Inter-company Transactions and Balances (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Non-current assets
Property, plant and equipment	$ 4,771.2		$ 4,657.1
Current assets	1,730.4		1,069.9
Cash and cash equivalents	886.8		515.0		$ 219.7	$ 393.8
Inventories	521.6		417.8
Total assets	7,472.8		6,561.3
Total equity
Retained earnings	1,755.6		1,190.0
Non-current liabilities	2,728.1		2,284.8
Deferred taxation	499.9		433.6
Finance lease liabilities	364.8		287.7
Long-term incentive plan	33.4		11.5
Current liabilities	916.5		1,367.8
Trade and other payables	550.6		466.8
Current portion of lease liability	64.2		45.2
Total equity and liabilities	7,472.8		6,561.3
Joint operations [member]
Non-current assets
Property, plant and equipment	648.6	$ 843.0	623.0	$ 887.6
Current assets	34.2	44.4	27.5	39.3
Cash and cash equivalents	7.3	9.5	6.5	9.3
Inventories	23.1	30.0	18.3	26.1
Other receivables	3.8	4.9	2.7	3.9
Total assets	682.8	887.4	650.5	926.9
Total equity
Retained earnings	38.5	50.1	(0.6)	(0.8)
Non-current liabilities	162.8	211.6	147.3	209.9
Deferred taxation	60.7	78.9	50.2	71.6
Finance lease liabilities	81.7	106.2	79.4	113.1
Environmental rehabilitation costs	18.6	24.2	17.6	25.1
Long-term incentive plan	1.8	2.3	0.1	0.1
Current liabilities	481.5	625.7	503.8	717.8
Related entity loans payable	452.8	588.4	480.4	684.5
Trade and other payables	21.4	27.8	17.5	24.9
Current portion of lease liability	7.3	9.5	5.9	8.4
Total equity and liabilities	$ 682.8	$ 887.4	$ 650.5	$ 926.9